Loans, borrowings, leases, cash and cash equivalents and short-term investments - Net debt and Short-term investments (Details) - USD ($) $ in Millions	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Loans and borrowings
Leases	$ 1,708		$ 1,667
Total of loans, borrowings and leases	13,862		15,027
Cash and cash equivalents	13,649	$ 12,883	13,487	$ 12,113	$ 11,788	$ 7,350
Short-term investments	951		771
Net debt (cash)	(738)		769
Debt contracts in the international markets
Loans and borrowings
Total of loans, borrowings and leases	11,194		11,890
Debt contracts in Brazil
Loans and borrowings
Total of loans, borrowings and leases	$ 960		$ 1,470